Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCKHOLDERS' EQUITY

Ordinary Shares
Holders of our ordinary shares are entitled to one vote for each share held on all matters submitted to a vote of shareholders. Subject to any preferential rights of holders of any outstanding preference shares, holders of our ordinary shares will be entitled to receive dividends and other distributions in cash, stock, or property as may be declared by our company from time to time. In the event of our liquidation, dissolution or winding up, the liquidator may, with the authority of a special resolution, divide amongst all shareholders in specie or in kind the whole or any part of our assets and may for such purpose set such value as the liquidator thinks fair upon any one or more classes of property to be divided as between the shareholders or between different classes of shareholders. The declaration and payment of future dividends on our ordinary shares, if any, will be at the sole discretion of the Board of Directors and is subject to restrictions contained in our Credit Facility, Singapore law, and our articles of association. There were no dividends declared or paid during the year ended December 31, 2014.

Stock-Based Compensation
We have equity incentive plans that provide for the award of non-qualified stock options, performance shares, and restricted stock units ("RSUs") to employees and non-employee directors. We filed a registration statement on Form S-8 on June 10, 2014 to register an aggregate of 11,000,000 ordinary shares reserved for issuance under the equity incentive plans we adopted in connection with the Offering. There were 7.7 million shares remaining available for future grant under these plans as of December 31, 2014.
Options to employees are generally granted upon hire and annually or semi-annually, usually with four-year ratable vesting. No option has a term of more than ten years. The exercise price of stock options granted equals the market price on the date of the grant.
The following table presents information regarding outstanding stock options as of December 31, 2014, and changes during the year ended December 31, 2014:

	Shares	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life (years)
Outstanding at December 31, 2013	—	$—
Granted	1,794,002	15.83
Exercised	—	—
Forfeited	(67,648)	17.39
Expired	—	—
Outstanding at December 31, 2014	1,726,354	$15.77	$4.8	9
Options exercisable at December 31, 2014	57,692	$13.00	$0.3	9

The weighted-average assumptions are as follows:

2014
Risk-free interest rate	1.2%
Expected stock price volatility	39.6%
Expected term until exercise (years)	4
Expected dividends	—%

The weighted-average grant-date fair value per share of options granted was $5.15 for the year ended December 31, 2014. Total unrecognized compensation cost related to stock options of $7.5 million is expected to be recognized as of December 31, 2014 over a weighted-average period of 3.5 years.
RSUs represent the right to receive a share of our stock at a designated time in the future, provided the stock unit is vested at the time. Recipients of RSUs do not pay any cash consideration for the RSUs or the underlying shares, and do not have the right to vote or have any other rights of a shareholder until the RSU has vested and the underlying shares of stock are distributed. RSUs granted to employees and non-employee directors usually have a four-year ratable vesting schedule, and certain grants are subject to performance conditions established at the time of grant.
The following table presents information regarding outstanding RSUs as of December 31, 2014, and changes during the year ended December 31, 2014:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life (years)
Outstanding at December 31, 2013	—
Granted	1,604,725
Converted	—
Forfeited	(43,313)
Outstanding at December 31, 2014	1,561,412	$28.9	2.1

Total unrecognized compensation cost related to RSUs of $23.0 million is expected to be recognized as of December 31, 2014 over a weighted-average period of approximately 3.5 years. The weighted-average fair value of RSUs on the date of grant was $16.93 for the year ended December 31, 2014.

Our Participation in Parent's Incentive Plans
SunEdison maintains a number of stock-based compensation programs at the corporate level. Our employees have historically participated in those programs and, as such, we were allocated expenses associated with those programs based on the actual number of stock-based compensation awards granted to our employees. Our consolidated balance sheets do not include any Parent outstanding equity related to the stock-based compensation programs. Our employees retained the rights to those equity incentive awards for so long as our Parent maintained a majority ownership interest in us. Therefore, they are accounted as equity-classified awards. A result of this is that we have included this stock-based compensation expense in our consolidated financial statements. Stock-based compensation expense of $3.4 million was reported as net parent investment in the combined statement of equity prior to the Offering.
On January 20, 2015, in connection with the secondary offering, the Company and SunEdison agreed to replace 25% of the equity-based compensation awards relating to SunEdison stock that were unvested and held by our employees with adjusted stock options and RSUs, as applicable, for the Company’s ordinary shares. See Note 19 for additional discussion regarding the replacement awards.
Stock-based compensation expense recorded for the years ended December 31, 2014, 2013, and 2012 was allocated as follows:

	For the Year Ended December 31,
	2014	2013	2012
In millions
Cost of goods sold	$3.6	$4.4	$4.8
Marketing and administration	5.1	7.4	6.2
Research and development	2.6	2.1	2.0
Stock-based employee compensation	$11.3	$13.9	$13.0

The amount of stock-based compensation cost capitalized into inventory and fixed assets was not material for the years ended December 31, 2014, 2013, and 2012. Further, the recognition of excess tax benefits from share-based payment arrangements was not material for the years ended December 31, 2014, 2013, and 2012.